Monthly Noteholder's Statement
GE Capital Credit Card Master Note Trust
Series 2007 - 3

Class A-1 LIBOR + 0.0100% Notes
Class A-2 5.400% Notes
Class B 5.4900% Notes
Class C LIBOR + 0.3000% Notes

Pursuant to the Master Indenture, dated as of September 25, 2003 (as amended and supplemented, the "Indenture") between GE Capital Credit Card Master Note Trust (the "Issuer") and Deutsche Bank Trust Company Americas, as indenture trustee (the "Indenture Trustee"), as supplemented by the Series 2007 - 3 Indenture Supplement (the "Indenture Supplement"), dated as of June 28, 2007, between the Issuer and the Indenture Trustee, the Issuer is required to prepare, or cause the Servicer to prepare, certain information each month regarding current distributions to the Series 2007 - 3 Noteholders and the performance of the Trust during the previous month. The information required to be prepared with respect to the Payment Date of May 17, 2010, and with respect to the performance of the Trust during the Monthly Period ended April 21, 2010 is set forth below. Capitalized terms used herein are defined in the Indenture and the Indenture Supplement. The Discount Percentage (as defined in the Transfer Agreement) remains at 0% for all the Receivables in the Trust until otherwise indicated. The undersigned, an Authorized Officer of the Servicer, does hereby certify as follows:

Record Date:	04/30/2010
Monthly Period Beginning:	03/22/2010
Monthly Period Ending:	04/21/2010
Previous Payment Date:	04/15/2010
Payment Date:	05/17/2010
Interest Period Beginning:	04/15/2010
Interest Period Ending:	05/16/2010
Days in Monthly Period:	31
Days in Interest Period:	32
LIBOR Determination Date	04/13/2010
LIBOR Rate	0.25438%
Is there a Reset Date?	Yes

Reset Date #1:	03/31/2010

Reset Date #2:	04/06/2010

Reset Date #3:	04/07/2010

I. Trust Receivables Information
a.	Number of Accounts Beginning	41,855,326
b.	Number of Accounts Ending	42,280,422
c.	Average Account Balance (q / b)	420.67

d.	BOP Principal Receivables	17,628,504,746.75
e.	BOP Finance Charge Receivables	578,682,154.59
f.	BOP Total Receivables	18,207,186,901.34

g.	Increase in Principal Receivables from Additional Accounts	391,225,182.11
h.	Increase in Principal Activity on Existing Securitized Accounts	2,498,887,066.56
i.	Increase in Finance Charge Receivables from Additional Accounts	5,163,619.47
j.	Increase in Finance Charge Activity on Existing Securitized Accounts	383,442,713.21
k.	Increase in Total Receivables	3,278,718,581.35

l.	Decrease in Principal Receivables due to Account Removal	0.00
m.	Decrease in Principal Activity on Existing Securitized Accounts	2,732,658,738.52
n.	Decrease in Finance Charge Receivables due to Account Removal	0.00
o.	Decrease in Finance Charge Activity on Existing Securitized Accounts	392,279,199.35
p.	Decrease in Total Receivables	3,124,937,937.87

q.	EOP Aggregate Principal Receivables	17,785,958,256.90
r.	EOP Finance Charge Receivables	575,009,287.92
s.	EOP Total Receivables	18,360,967,544.82

t.	Excess Funding Account Balance	0.00

u.	Required Principal Balance	17,503,065,678.27
v.	Minimum Free Equity Amount (EOP Aggregate Principal Receivables * 7.0%)	1,245,017,077.98
w.	Free Equity Amount (EOP Principal Receivables - EOP Collateral Amount (II.c.ii+II.a.ii+II.b.iii))	1,772,738,134.67

II. Investor Information (Trust Level)
a.	Note Principal Balance (Sum of all Series)
i.	Beginning of Interest Period	14,670,924,686.26
ii.	Increase in Note Principal Balance due to New Issuance	952,500,000.00
iii.	Decrease in Note Principal Balance due to Principal Paid and Note Retired	250,646,568.40
iv.	As of Payment Date	15,372,778,117.86

b.	Excess Collateral Amount (Sum of all Series)
i.	Beginning of Interest Period	1,065,420,435.97
ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
iii.	Increase in Excess Collateral Amount due to New Issuance	47,500,001.00
iv.	Reductions in Required Excess Collateral Amount	98,116,363.43
v.	Increase in Unreimbursed Investor Charge-Off	0.00
vi.	Decrease in Unreimbursed Investor Charge-Off	0.00
vii.	Increase in Unreimbursed Reallocated Principal Collections	0.00
viii.	Decrease in Unreimbursed Reallocated Principal Collections	0.00
ix.	As of Payment Date	1,014,804,073.54

c.	Collateral Amount (Sum of all Series)
i.	End of Prior Monthly Period	16,229,205,471.70
ii.	Beginning of Interest Period	15,013,220,122.23
iii.	As of Payment Date	14,941,332,191.40

III. Trust Performance Data (Monthly Period)
a.	Gross Trust Yield (Finance Charge Collections + Recoveries / BOP Principal Receivables)
i.	Current	25.2698%
ii.	Prior Monthly Period	26.9066%
iii.	Two Months Prior Monthly Period	27.5911%
iv.	Three-Month Average	26.5892%

b.	Payment Rate (Principal Collections / BOP Principal Receivables)
i.	Current	14.5723%
ii.	Prior Monthly Period	13.8180%
iii.	Two Months Prior Monthly Period	13.7109%
iv.	Three-Month Average	14.0337%

c.	Gross Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Fraud Amount / BOP Principal Receivables)
i.	Current	11.0192%
ii.	Prior Monthly Period	10.1034%
iii.	Two Months Prior Monthly Period	10.0303%
iv.	Three-Month Average	10.3843%

d.	Charge-Off Rate (Default Amount for Defaulted Accounts / BOP Principal Receivables)	11.1488%

e.	Net Charge-Off Rate excluding Fraud (Default Amount for Defaulted Accounts - Recoveries - Fraud Amount / BOP Principal Receivables)
i.	Current	10.0973%
ii.	Prior Monthly Period	9.2770%
iii.	Two Months Prior Monthly Period	9.2194%
iv.	Three-Month Average	9.5313%

f.	Net Charge-Off Rate (Default Amount for Defaulted Accounts - Recoveries/ BOP Principal Receivables)	10.2270%

g.	Default Amount for Defaulted Accounts	163,781,021.82

h.	Recovery Amount	13,542,076.29

i.	Collections
i.	Total Trust Finance Charge Collections	357,681,833.82
ii.	Total Trust Principal Collections	2,568,877,716.70
iii.	Total Trust Collections	2,926,559,550.52

j.	Delinquency Data	Percentage	Total Receivables
i.	1-29 Days Delinquent	4.2378%	778,092,979.40
ii.	30-59 Days Delinquent	1.4312%	262,788,107.07
iii.	60-89 Days Delinquent	1.0647%	195,494,344.03
iv.	90-119 Days Delinquent	0.8849%	162,481,074.77
v.	120-149 Days Delinquent	0.8333%	153,007,201.53
vi.	150-179 Days Delinquent	0.7075%	129,907,281.60
vii.	180 or Greater Days Delinquent	0.0001%	14,284.06

IV. Series Performance Data

a.	Portfolio Yield (Finance Charge Collections + Recoveries - Aggregate Investor Default Amount + PAA Inv Proceeds / BOP Collateral)
i.	Current	14.5425%
ii.	Prior Monthly Period	16.6769%
iii.	Two Months Prior Monthly Period	17.6495%
iv.	Three-Month Average	16.2896%

b.	Base Rate (Noteholder Servicing Fee + Admin Fee + Monthly Interest + Swap Payments - Swap Receipts / BOP Collateral)
i.	Current	6.0465%
ii.	Prior Monthly Period	6.6468%
iii.	Two Months Prior Monthly Period	7.3317%
iv.	Three-Month Average	6.6750%

c.	Excess Spread Percentage (Portfolio Yield - Base Rate)
i.	Current	8.4960%
ii.	Prior Monthly Period	10.0301%
iii.	Two Months Prior Monthly Period	10.3178%
iv.	Quarterly Excess Spread Percentage	9.6146%

V. Investor Information Regarding Distributions to Noteholders
a.	The total amount of the distribution to Class A-1 Noteholders per $1000 Note	0.235004
	Initial Principal Balance.

b.	The amount of the distribution set forth in paragraph a. above in respect of interest on	0.235004
	the Class A-1 Notes, per $1000 Note Initial Principal Balance.

c.	The amount of the distribution set forth in paragraph a. above in respect of principal	0.000000
	on the Class A-1 Notes, per $1000 Note Initial Principal Balance.

d.	The total amount of the distribution to Class A-2 Noteholders per $1000 Note	4.500000
	Initial Principal Balance.

e.	The amount of the distribution set forth in paragraph d. above in respect of interest on	4.500000
	the Class A-2 Notes, per $1000 Note Initial Principal Balance.

f.	The amount of the distribution set forth in paragraph d. above in respect of principal	0.000000
	on the Class A-2 Notes, per $1000 Note Initial Principal Balance.

g.	The total amount of the distribution to Class B Noteholders per $1000 Note	4.575000
	Initial Principal Balance.

h.	The amount of the distribution set forth in paragraph g. above in respect of interest on	4.575000
	the Class B Notes, per $1000 Note Initial Principal Balance.

i.	The amount of the distribution set forth in paragraph g. above in respect of principal	0.000000
	on the Class B Notes, per $1000 Note Initial Principal Balance.

j.	The total amount of the distribution to Class C Noteholders per $1000 Note	0.492782
	Initial Principal Balance.

k.	The amount of the distribution set forth in paragraph j. above in respect of interest on	0.492782
	the Class C Notes, per $1000 Note Initial Principal Balance.

l.	The amount of the distribution set forth in paragraph j. above in respect of principal	0.000000
	on the Class C Notes, per $1000 Note Initial Principal Balance.

VI. Investor Information
a.	Class A-1 Note Initial Principal Balance	949,750,000.00
b.	Class A-2 Note Initial Principal Balance	269,000,000.00
c.	Class B Note Initial Principal Balance	138,750,000.00
d.	Class C Note Initial Principal Balance	97,500,000.00
e.	Initial Excess Collateral Amount	170,000,000.00
f.	Initial Collateral Amount	1,625,000,000.00

g.	Class A-1 Note Principal Balance
i.	Beginning of Interest Period	949,750,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	949,750,000.00

h.	Class A-2 Note Principal Balance
i.	Beginning of Interest Period	269,000,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	269,000,000.00

i.	Class B Note Principal Balance
i.	Beginning of Interest Period	138,750,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	138,750,000.00

j.	Class C Note Principal Balance
i.	Beginning of Interest Period	97,500,000.00
ii.	Principal Payment	0.00
iii.	As of Payment Date	97,500,000.00

k.	Excess Collateral Amount
i.	Beginning of Interest Period	113,333,333.33
ii.	Increase in Excess Collateral Amount in connection with Supplemental Indenture	0.00
iii.	Reduction in Excess Collateral Amount	56,666,666.66
iv.	As of Payment Date	56,666,666.67

l.	Collateral Amount
i.	Beginning of Interest Period	1,083,333,333.33
ii.	Increase in Excess Collateral Amount in connection with the Supplemental Indenture	0.00
iii.	Increase / Decrease in Unreimbursed Investor Charge-Offs	0.00
iv.	Increase / Decrease in Reallocated Principal Collections	0.00
v.	Reduction in Excess Collateral Amount	56,666,666.66
vi.	Principal Accumulation Account Deposit	485,000,000.00
vii.	As of Payment Date	541,666,666.67
viii.	Collateral Amount as a Percentage of Note Trust Principal Balance	3.0455%
ix.	Amount by which Note Principal Balance exceeds Collateral Amount	N/A

m.	Required Excess Collateral Amount	56,666,666.67

VII. Investor Charge-Offs and Reallocated Principal Collections
(Section references relate to Indenture Supplement)

a.	Beginning Unreimbursed Investor Charge-Offs	0.00
b.	Current Unreimbursed Investor Defaults	0.00
c.	Current Unreimbursed Investor Uncovered Dilution Amount	0.00
d.	Current Reimbursement of Investor Charge-Offs pursuant to Section 4.4(a)(vii)	0.00
e.	Ending Unreimbursed Investor Charge-Offs	0.00
f.	Beginning Unreimbursed Reallocated Principal Collections	0.00
g.	Current Reallocated Principal Collections pursuant to Section 4.7	0.00
h.	Current Reimbursement of Reallocated Principal Collections pursuant to Section 4.4(a)(vii)	0.00
i.	Ending Unreimbursed Reallocated Principal Collections	0.00

VIII. Investor Percentages - BOP Balance and Series Account Information
a.	Allocation Percentage Numerator - for Finance Charge Collections and Default Amounts	1,625,000,000.00

b.	Allocation Percentage Numerator - for Principal Collections	1,625,000,000.00

c.	Allocation Percentage Denominator

i.	Aggregate Principal Receivables Balance as of Prior Monthly Period	17,628,504,746.75
ii.	Number of Days at Balance	9
iii.	Aggregate Principal Receivables Balance on Reset Date 1	17,564,744,826.53
iv.	Number of Days at Balance	6
v.	Aggregate Principal Receivables Balance on Reset Date 2	17,874,485,964.76
vi.	Number of Days at Balance	1
vii.	Aggregate Principal Receivables Balance on Reset Date 3	17,859,659,244.30
viii.	Number of Days at Balance	15
ix.	Average Principal Balance	17,735,947,945.46

d.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	16,818,220,123.23
	Finance Charge Collections and Default Amounts

e.	Sum of Allocation Percentage Numerators for all outstanding Series with respect to	17,503,065,678.27
	Principal Collections

f.	Allocation Percentage, Finance Charge Collections and Default Amount (a. / greater of c.xi. or d.)	9.1622%
g.	Allocation Percentage, Principal Collections (b. / greater of c.xi. or e.)	9.1622%
h.	Series Allocation Percentage	9.8836%

IX. Collections and Allocations	Trust	Series

a. Finance Charge Collections	357,681,833.82	32,771,464.02
b. Recoveries	13,542,076.29	1,240,749.81
c. Principal Collections	2,568,877,716.70	235,365,276.36
d. Default Amount	163,781,021.82	15,005,916.87
e. Dilution	187,146,187.53	17,146,676.10
f. Investor Uncovered Dilution Amount	0.00	0.00
g. Dilution including Fraud Amount	189,050,902.05
h. Available Finance Charge Collections
i.	Investor Finance Charge Collections	32,771,464.02
ii.	Excess Finance Charge Collections allocable to Series 2007 – 3	0.00
iii.	Principal Accumulation Account Investment Proceeds	0.00
iv.	Investment earnings in the Reserve Account	0.00
v.	Reserve Account Draw Amount	0.00
vi.	Net Swap Receipts	0.00
vii.	Recoveries	1,240,749.81
i. Available Finance Charge Collections (Sum of h.i through h.vii)		34,012,213.83
j. Total Collections (c.Series + i.)		269,377,490.19
k. Total Finance Charge Collections deposited in the Collection Account		6,503,366.81
(net of any amounts distributed to Transferor and owed to Servicer)

X. Application of Available Funds pursuant to Section 4.4(a) of the Indenture Supplement

a. Available Finance Charge Collections	34,012,213.83

i. On a pari passu basis:
a. Payment to the Indenture Trustee, to a maximum of $25,000	0.00
b. Payment to the Trustee, to a maximum of $25,000	0.00
c. Payment to the Administrator, to a maximum of $25,000	34.59

ii. To the Servicer:
a. Noteholder Servicing Fee	1,805,555.55
b. Noteholder Servicing Fee previously due but not paid	0.00
c. Total Noteholder Servicing Fee	1,805,555.55

iii. On a pari passu basis:
a. Class A-1 Monthly Interest	223,195.47
b. Class A-1 Deficiency Amount	0.00
c. Class A-1 Additional Interest	0.00
d. Class A-1 Additional Interest not paid on prior Payment Date	0.00
e. Class A-1 Net Swap Payments	3,978,393.00
f. Class A-1 Net Swap Payments not paid on a prior Payment Date	0.00
iv. On a pari passu basis:
a. Class A-2 Monthly Interest	1,210,500.00
b. Class A-2 Deficiency Amount	0.00
c. Class A-2 Additional Interest	0.00
d. Class A-2 Additional Interest not paid on prior Payment Date	0.00
v. On a pari passu basis:
a. Class B Monthly Interest	634,781.25
b. Class B Deficiency Amount	0.00
c. Class B Additional Interest	0.00
d. Class B Additional Interest not paid on prior Payment Date	0.00
vi. On a pari passu basis:
a. Class C Monthly Interest	48,046.27
b. Class C Deficiency Amount	0.00
c. Class C Additional Interest	0.00
d. Class C Additional Interest not paid on prior Payment Date	0.00
e. Net Swap Payments + Senior Termination Payments, if any	408,416.23
f. Net Swap Payments + Senior Termination Payments, if any not paid on a prior Payment Date	0.00
vii. To be treated as Available Principal Collections
a. Aggregate Investor Default Amount	15,005,916.87
b. Aggregate Investor Uncovered Dilution Amount	0.00

viii. To be treated as Available Principal Collections, to the extent not previously reimbursed
a. Investor Charge-offs	0.00
b. Reallocated Principal Collections	0.00

ix. Excess of Required Reserve Account Amount Over Available Reserve Account Amount	0.00

x. Amounts required to be deposited to the Spread Account	0.00

xi.	To be treated as Available Principal Collections: Series Allocation Percentage of Minimum Free Equity Shortfall	0.00

xii. On a pari passu basis:
a. Partial or early termination or other additional amount owed to Class A-1 Swap	0.00
Counterparty
b. Partial or early termination or other additional amount owed to Class C Swap	0.00
Counterparty

xiii. Unless an Early Amortization Event has occurred, amounts that have not been paid pursuant to (a)(i) above		0.00

xiv.	The balance, if any, will constitute a portion of Excess Finance Charge Collections for such Payment Date and first will be available for allocation to other Series in Group One and, then:	10,697,374.60

a.	Unless an Early Amortization Event has occurred, to the Transferor; and or	0.00

b.	If an Early Amortization Event has occurred, first, to pay Monthly Principal in accordance with Section 4.4(c) of the Indenture to the extent not paid in full from Available Principal Collections (calculated without regard to amounts available to be treated as Available Principal Collections pursuant to this clause), second, to pay on a pari passu basis any amounts owed to such Persons listed in clause (a)(i) above that have been allocated to Series 2007_3 in accordance with Section 8.4(d) of the Indenture and that have not been paid pursuant to clauses (a)(i) and (a)(xi) above, and, third, any amounts remaining after payment in full of the Monthly Principal and amounts owed to such Persons listed in clause (a)(i) above shall be paid to the Issuer.	0.00

XI. Excess Finance Charge Collections (Group One)
a.	Total Excess Finance Charge Collections in Group One	116,468,665.58
b.	Finance Charge Shortfall for Series 2007 – 3	0.00
c.	Finance Charge Shortfall for all Series in Group One	157,805.67
d.	Excess Finance Charges Collections Allocated to Series 2007 – 3	0.00

XII. Available Principal Collections and Distributions (Section references relate to Indenture Supplement)
a.	Investor Principal Collections	235,365,276.36
b.	Less: Reallocated Principal Collections for the Monthly Period pursuant to Section 4.7	0.00
c.	Plus: Shared Principal Collections allocated to this Series	234,628,806.77
d.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vi)	15,005,916.87
e.	Plus: Aggregate amount to be treated as Available Principal Collections pursuant to Section 4.4(a)(vii)	0.00
f.	Plus: During an Early Amortization Period, the amount of Available Finance Charge Collections used to	0.00
	pay principal on the Notes pursuant to Section 4.4(a)(xii)
g.	Available Principal Collections (Deposited to Principal Account)	485,000,000.00

i.	During the Revolving Period, Available Principal Collections treated as Shared Principal	0.00
	Collections Pursuant to Section 4.4(b)
ii.	During the Controlled Accumulation Period, Available Principal Collections deposited to the	485,000,000.00
	Principal Accumulation Account pursuant to Section 4.4(c)(i),(ii)
iii.	During the Early Amortization Period, Available Principal Collections deposited to the	0.00
	Distribution Account pursuant to Section 4.4(c)
iv.	Series Shared Principal Collections available to Group One pursuant to Section 4.4(c)(iii)	0.00
v.	Principal Distributions pursuant to Section 4.4(e) in order of priority
a. Principal paid to Class A-1 Noteholders	0.00
b. Principal paid to Class A-2 Noteholders	0.00
c. Principal paid to Class B Noteholders	0.00
d. Principal paid to Class C Noteholders	0.00
vi.	Total Principal Collections Available to Share (Inclusive of Series 2007 – 3)	2,012,695,148.39
vii.	Series Principal Shortfall	234,628,806.77
viii.	Shared Principal Collections allocated to this Series from other Series	234,628,806.77

XIII. Series 2007 – 3 Accumulation
a.	Controlled Accumulation Period Length in months (scheduled)	3.00
b.	Controlled Accumulation Amount	485,000,000.00
c.	Controlled Deposit Amount	485,000,000.00
d.	Accumulation Shortfall	0.00
e.	Principal Accumulation Account Balance
i.	Beginning of Interest Period	485,000,000.00
ii.	Controlled Deposit Amount	485,000,000.00
iii.	Withdrawal for Principal Payment	0.00
iv.	As of Payment Date	970,000,000.00

XIV. Reserve Account Funding (Section references relate to Indenture Supplement)

a. Reserve Account Funding Date (scheduled)	6/15/2009
b. Required Reserve Account Amount (.50% reduced to 0%, confirmed by Rating Agencies)	0.00
c. Beginning Available Reserve Account Amount	0.00
d. Reserve Draw Amount	0.00
e. Deposit pursuant to 4.4(a)(viii) the excess of b. over c.	0.00
f. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(d)	0.00
g. Withdrawal for Reserve Account Surplus paid to Transferor pursuant to Section 4.10(e)	0.00
h. Ending Available Reserve Account Amount	0.00

XV. Spread Account Funding (Section references relate to Indenture Supplement)

a. Spread Account Percentage	0.00%
b. Required Spread Account Amount	0.00
c. Beginning Available Spread Account Amount	0.00
d. Withdrawal pursuant to 4.11 (a) - Section 4.4(a)(v) Shortfall	0.00
e. Withdrawal pursuant to 4.11 (b) - Class C Expected Principal Payment Date	0.00
f. Withdrawal pursuant to 4.11 (c) - Early Amortization Event	0.00
g. Withdrawal pursuant to 4.11 (d) - Event of Default	0.00
h. Deposit pursuant to 4.4 (a)(ix) - Spread Account Deficiency	0.00
i. Withdrawal pursuant to 4.11 (f) - Spread Account Surplus Amount	0.00
j. Ending Available Spread Account Amount	0.00
k. Investment Earnings on Spread Account distributable to holder of the Transferor Interest	0.00

XVI. Series Early Amortization Events
a. The Free Equity Amount is less than the Minimum Free Equity Amount	No

Free Equity:
i.	Free Equity Amount	1,772,738,134.67
ii.	Minimum Free Equity Amount	1,245,017,077.98
iii.	Excess Free Equity Amount	527,721,056.69

b. The Note Trust Principal Balance is less than the Required Principal Balance	No

Note Trust Principal Balance:
i.	Note Trust Principal Balance	17,785,958,256.90
ii.	Required Principal Balance	17,503,065,678.27
iii.	Excess Principal Balance	282,892,578.63

c. The three-month average Portfolio Yield is less than three-month average Base Rate	No

Portfolio Yield:
i.	Three month Average Portfolio Yield	16.2896%
ii.	Three month Average Base Rate	6.6750%
iii.	Three Month Average Excess Spread	9.6146%

d. The Note Principal Balance is outstanding beyond the Expected Principal Payment Date	No

i.	Expected Principal Payment Date	06/15/2010
ii.	Current Payment Date	05/17/2010

e. Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments?	No

f. Are there any material breaches or pool of assets representations and warranties or covenants?	No

g. Are there any material changes in criteria used to originate, acquire, or select new pool assets?	No

h. Has an early amortization event occurred?	No

IN WITNESS WHEREOF, the undersigned has duly executed this Monthly Noteholder's Statement as of the 12th day of May 2010 .

GENERAL ELECTRIC CAPITAL CORPORATION, as Servicer

By: /s/ Brian Doubles
Name: Brian Doubles
Title: Authorized Signatory